Other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Schedule Other Payables

Other payables as at December 31, 2023 and 2022 are analysed as follows:

	31/12/23	31/12/22
Salaries and wages	10,491	9,503
Social security contributions	5,285	6,179
Vacation accrual	4,869	4,342
Withholding taxes on payroll and on others	2,902	1,886
Advance payment from the Parent’s majority shareholder	2,500	2,500
Other accounts payable	5,672	9,912
Total	31,719	34,322